Risk Management - Summary of Criteria used for Chile (Detail)	12 Months Ended
Dec. 31, 2022
Corporate Portfolio [Member] | CAE loans [member] | Stage1 [member] | Top of Range [Member]
Disclosure of Credit risk measurement [line items]
Days of arrears to the end of the month	29 days
Corporate Portfolio [Member] | CAE loans [member] | Stage 2 [member] | Bottom of Range [Member]
Disclosure of Credit risk measurement [line items]
Days of arrears to the end of the month	30 days
Probability of default (PD) and qualitative considerations	0.0424
Corporate Portfolio [Member] | CAE loans [member] | Stage 2 [member] | Top of Range [Member]
Disclosure of Credit risk measurement [line items]
Days of arrears to the end of the month	89 days
Probability of default (PD) and qualitative considerations	PD’s>=1.0657
Corporate Portfolio [Member] | CAE loans [member] | Stage 3 [member] | Bottom of Range [Member]
Disclosure of Credit risk measurement [line items]
Days of arrears to the end of the month	90 days
Corporate Portfolio [Member] | Consumer loans [member] | Stage1 [member] | Top of Range [Member]
Disclosure of Credit risk measurement [line items]
Days of arrears to the end of the month	29 days
Corporate Portfolio [Member] | Consumer loans [member] | Stage 2 [member] | Bottom of Range [Member]
Disclosure of Credit risk measurement [line items]
Days of arrears to the end of the month	30 days
Probability of default (PD) and qualitative considerations	PD’s>=0.0964
Corporate Portfolio [Member] | Consumer loans [member] | Stage 2 [member] | Top of Range [Member]
Disclosure of Credit risk measurement [line items]
Days of arrears to the end of the month	89 days
Probability of default (PD) and qualitative considerations	PD’s>=1.8048
Corporate Portfolio [Member] | Consumer loans [member] | Stage 3 [member] | Bottom of Range [Member]
Disclosure of Credit risk measurement [line items]
Days of arrears to the end of the month	90 days
Corporate Portfolio [Member] | Mortgages loans [member] | Stage1 [member] | Top of Range [Member]
Disclosure of Credit risk measurement [line items]
Days of arrears to the end of the month	29 days
Corporate Portfolio [Member] | Mortgages loans [member] | Stage 2 [member] | Bottom of Range [Member]
Disclosure of Credit risk measurement [line items]
Days of arrears to the end of the month	30 days
Probability of default (PD) and qualitative considerations	PD’s>=0.0439
Corporate Portfolio [Member] | Mortgages loans [member] | Stage 2 [member] | Top of Range [Member]
Disclosure of Credit risk measurement [line items]
Days of arrears to the end of the month	89 days
Probability of default (PD) and qualitative considerations	PD’s>=1.9634
Corporate Portfolio [Member] | Mortgages loans [member] | Stage 3 [member] | Bottom of Range [Member]
Disclosure of Credit risk measurement [line items]
Days of arrears to the end of the month	90 days
Corporate Portfolio [Member] | Condell [Member] | Stage1 [member] | Top of Range [Member]
Disclosure of Credit risk measurement [line items]
Days of arrears to the end of the month	29 days
Corporate Portfolio [Member] | Condell [Member] | Stage 2 [member] | Bottom of Range [Member]
Disclosure of Credit risk measurement [line items]
Days of arrears to the end of the month	30 days
Probability of default (PD) and qualitative considerations	0.0374
Corporate Portfolio [Member] | Condell [Member] | Stage 2 [member] | Top of Range [Member]
Disclosure of Credit risk measurement [line items]
Days of arrears to the end of the month	89 days
Probability of default (PD) and qualitative considerations	1.9908
Corporate Portfolio [Member] | Condell [Member] | Stage 3 [member] | Bottom of Range [Member]
Disclosure of Credit risk measurement [line items]
Days of arrears to the end of the month	90 days
Corporate Portfolio [Member] | Restructured Condell [Member] | Stage 2 [member] | Bottom of Range [Member]
Disclosure of Credit risk measurement [line items]
Days of arrears to the end of the month	30 days
Probability of default (PD) and qualitative considerations	PD’s>=0.1241
Corporate Portfolio [Member] | Restructured Condell [Member] | Stage 2 [member] | Top of Range [Member]
Disclosure of Credit risk measurement [line items]
Days of arrears to the end of the month	89 days
Probability of default (PD) and qualitative considerations	PD’s>=1.4144
Corporate Portfolio [Member] | Renegotiated Consumer [Member] | Stage 2 [member] | Bottom of Range [Member]
Disclosure of Credit risk measurement [line items]
Days of arrears to the end of the month	30 days
Probability of default (PD) and qualitative considerations	PD’s>=0.0285
Corporate Portfolio [Member] | Renegotiated Consumer [Member] | Stage 2 [member] | Top of Range [Member]
Disclosure of Credit risk measurement [line items]
Days of arrears to the end of the month	89 days
Probability of default (PD) and qualitative considerations	PD’s>=1.2284
Corporate Portfolio [Member] | Rotative Consumer [Member] | Stage 2 [member] | Bottom of Range [Member]
Disclosure of Credit risk measurement [line items]
Days of arrears to the end of the month	30 days
Probability of default (PD) and qualitative considerations	PD’s>=0.0518
Corporate Portfolio [Member] | Rotative Consumer [Member] | Stage 2 [member] | Top of Range [Member]
Disclosure of Credit risk measurement [line items]
Days of arrears to the end of the month	89 days
Probability of default (PD) and qualitative considerations	PD’s>=1.2291
Group Portfolio [Member] | Commercial loans [member] | Stage1 [member] | Top of Range [Member]
Disclosure of Credit risk measurement [line items]
Days of arrears to the end of the month	29 days
Group Portfolio [Member] | Commercial loans [member] | Stage 2 [member] | Bottom of Range [Member]
Disclosure of Credit risk measurement [line items]
Days of arrears to the end of the month	30 days
Probability of default (PD) and qualitative considerations	PD’s>=0.0332
Group Portfolio [Member] | Commercial loans [member] | Stage 2 [member] | Top of Range [Member]
Disclosure of Credit risk measurement [line items]
Days of arrears to the end of the month	89 days
Probability of default (PD) and qualitative considerations	PD’s>=2.2795
Group Portfolio [Member] | Commercial loans [member] | Stage 3 [member] | Bottom of Range [Member]
Disclosure of Credit risk measurement [line items]
Days of arrears to the end of the month	90 days
Group Portfolio [Member] | Rotative Commercial [Member] | Stage 2 [member] | Bottom of Range [Member]
Disclosure of Credit risk measurement [line items]
Days of arrears to the end of the month	30 days
Probability of default (PD) and qualitative considerations	PD’s>=0.0272
Group Portfolio [Member] | Rotative Commercial [Member] | Stage 2 [member] | Top of Range [Member]
Disclosure of Credit risk measurement [line items]
Days of arrears to the end of the month	89 days
Probability of default (PD) and qualitative considerations	PD’s>=1.2206
Group [member] | Colombia [member] | Leasing [member]
Disclosure of Credit risk measurement [line items]
% of absolute increase in lifetime PD	73.53%
% of relative increase in lifetime PD	1686.43%
Group [member] | Colombia [member] | Payroll deductible loan [member]
Disclosure of Credit risk measurement [line items]
% of absolute increase in lifetime PD	2.37%
% of relative increase in lifetime PD	695.80%
Group [member] | Colombia [member] | Revolving line of credit [member]
Disclosure of Credit risk measurement [line items]
% of absolute increase in lifetime PD	43.14%
% of relative increase in lifetime PD	169.77%
Group [member] | Colombia [member] | Overdraft limit [member]
Disclosure of Credit risk measurement [line items]
% of absolute increase in lifetime PD	0.58%
% of relative increase in lifetime PD	153.59%
Group [member] | Colombia [member] | Credit Cards [member]
Disclosure of Credit risk measurement [line items]
% of absolute increase in lifetime PD	51.39%
% of relative increase in lifetime PD	232.63%
Group [member] | Colombia [member] | Mortgage loan [member]
Disclosure of Credit risk measurement [line items]
% of absolute increase in lifetime PD	2.29%
% of relative increase in lifetime PD	64.64%
Group [member] | Colombia [member] | Personal debt restructuring [member]
Disclosure of Credit risk measurement [line items]
% of absolute increase in lifetime PD	25.08%
% of relative increase in lifetime PD	39.23%
Group [member] | Colombia [member] | Other loans [member]
Disclosure of Credit risk measurement [line items]
% of absolute increase in lifetime PD	41.69%
% of relative increase in lifetime PD	108.03%
Corporate [Member] | A1, A2, A3, A4 [member] | Stage1 [member]
Disclosure of Credit risk measurement [line items]
Days of arrears to the end of the month	29 days
Corporate [Member] | A5 [member] | Stage1 [member]
Disclosure of Credit risk measurement [line items]
Days of arrears to the end of the month	29 days
Corporate [Member] | A6, B1, B2, B3, B4 [member] | Stage 2 [member] | Bottom of Range [Member]
Disclosure of Credit risk measurement [line items]
Days of arrears to the end of the month	30 days
Corporate [Member] | A6, B1, B2, B3, B4 [member] | Stage 2 [member] | Top of Range [Member]
Disclosure of Credit risk measurement [line items]
Days of arrears to the end of the month	89 days
Corporate [Member] | C1, C2, C3, C4, C5, C6 [member] | Stage 3 [member]
Disclosure of Credit risk measurement [line items]
Days of arrears to the end of the month	90 days
Corporate [Member] | Colombia [member] | Without information [member]
Disclosure of Credit risk measurement [line items]
% of absolute increase in lifetime PD	38.01%
% of relative increase in lifetime PD	2400.63%
Corporate [Member] | Colombia [member] | Small Company [member]
Disclosure of Credit risk measurement [line items]
% of absolute increase in lifetime PD	23.19%
% of relative increase in lifetime PD	1227.37%
Corporate [Member] | Colombia [member] | Small Company [member]
Disclosure of Credit risk measurement [line items]
% of absolute increase in lifetime PD	43.75%
% of relative increase in lifetime PD	357.60%
Corporate [Member] | Colombia [member] | Medium Company [member]
Disclosure of Credit risk measurement [line items]
% of absolute increase in lifetime PD	10.22%
% of relative increase in lifetime PD	612.32%
Corporate [Member] | Colombia [member] | Medium Company [member]
Disclosure of Credit risk measurement [line items]
% of absolute increase in lifetime PD	3.48%
% of relative increase in lifetime PD	322.20%
Corporate [Member] | Colombia [member] | Large Company [member]
Disclosure of Credit risk measurement [line items]
% of absolute increase in lifetime PD	0.06%
% of relative increase in lifetime PD	467.28%
Corporate [Member] | Colombia [member] | Low Default [member]
Disclosure of Credit risk measurement [line items]
% of absolute increase in lifetime PD	2.25%
% of relative increase in lifetime PD	401.43%
Corporate [Member] | Colombia [member] | Low Defaults Government And Financial [Member]
Disclosure of Credit risk measurement [line items]
% of absolute increase in lifetime PD	7.05%
% of relative increase in lifetime PD	358.10%